Warrants (Details Narrative) - USD ($)	12 Months Ended
	May 31, 2025	May 31, 2024
Warrants
Warrants issued	10,400	10,400
Warrant exercise price		$ 0.50
Warrants exercised for shares issued	7,429
Warranr expiration period		2 years
Exercised	(10,400)	(2,990,000)
Warrants average price		$ 0.75
Warrant value		$ 2,236
Expired	(320,000)	(830,000)